LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED FEBRUARY 8, 2013

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2012 OF

LEGG MASON BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

The last sentence of the legend on the cover of the fund’s Summary Prospectus is deleted and replaced with the following:

The fund’s Prospectus, dated October 31, 2012, as supplemented on February 8, 2013, and as may be amended or further supplemented, the fund’s statement of additional information, dated October 31, 2012, as supplemented on November 28, 2012 and January 4, 2013, and as may be amended or further supplemented, and the independent registered public accounting firm’s report and financial statements in the fund’s annual report to shareholders and unaudited financial statements in the fund’s semi-annual report to shareholders, dated December 31, 2011, and June 30, 2012, respectively, are incorporated by reference into this Summary Prospectus.

Please retain this supplement for future reference.

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